Basis of Presentation and Organization (Restated) (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS
TOTAL CURRENT ASSETS	$ 35,890,245	$ 36,231,996		$ 33,919,346
NON-CURRENT ASSETS
Intangible assets	3,339,148	3,314,413		3,467,872
Deferred tax asset	1,371,271	1,130,454		2,041,089
Property, plant and equipment	502,724	569,031		684,786
Other assets		45,973
Goodwill	67,659	69,057
TOTAL NON-CURRENT ASSETS	5,280,802	5,128,928		6,193,747
TOTAL ASSETS	41,171,047	41,360,924	40,702,647	40,113,093
CURRENT LIABILITIES
Trade and other payables	5,258,287	5,247,399		6,597,746
Wholesale loan facility	25,593,086	25,669,388		24,688,865
Cash reserve	2,648,529	2,731,094		703,003
TOTAL CURRENT LIABILITIES	33,721,813	33,650,881		31,989,614
NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	44,731	45,665		218,574
TOTAL LIABILITIES	33,766,544	33,696,546	32,538,169	32,208,188
EQUITY
Common stock	9,812	996,163		530,000
Common stock to be issued	509	33,837
Treasury stock	150
Additional paid-in capital	15,942,270	14,462,575		14,639,150
Other accumulated comprehensive gain (loss)	(1,236,019)	(1,079,762)		(253,058)
Accumulated deficit	(7,312,269)	(6,748,485)		(7,011,237)
TOTAL EQUITY	7,404,503	7,664,378		7,904,905	8,080,245
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	41,171,047	41,360,924		40,113,093
Reported [Member]
CURRENT ASSETS
TOTAL CURRENT ASSETS	35,890,245	36,231,996		33,919,346
NON-CURRENT ASSETS
Intangible assets	3,339,148	3,314,413		3,467,872
Deferred tax asset	1,081,531	988,860		2,155,244
Property, plant and equipment	502,724	569,031		684,786
Other assets		45,973
Goodwill	67,659	69,057
TOTAL NON-CURRENT ASSETS	4,991,062	4,987,334		6,307,902
TOTAL ASSETS	40,881,307	41,219,330		40,227,248
CURRENT LIABILITIES
Trade and other payables		5,250,399		6,597,747
Wholesale loan facility		25,669,388		24,688,865
Cash reserve		2,731,094		703,003
TOTAL CURRENT LIABILITIES	33,721,813	33,650,881		31,989,615
NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	44,731	45,665		218,574
TOTAL LIABILITIES	33,766,544	33,696,546		32,208,189
EQUITY
Preferred stock	50	50		50
Common stock	9,812	996,163		530,000
Common stock to be issued	509	33,837
Treasury stock	150
Additional paid-in capital	15,942,270	14,496,411		14,639,149
Other accumulated comprehensive gain (loss)	(1,200,861)	(1,052,144)		(244,289)
Accumulated deficit	(7,637,167)	(6,917,697)		(6,905,851)
TOTAL EQUITY	7,114,763	7,522,784		8,019,059
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	40,881,307	41,219,330		40,227,248
Adjustments [Member]
CURRENT ASSETS
TOTAL CURRENT ASSETS
NON-CURRENT ASSETS
Intangible assets
Deferred tax asset	289,740	141,594		(114,156)
Property, plant and equipment
Other assets
Goodwill
TOTAL NON-CURRENT ASSETS	289,740	141,594		(114,156)
TOTAL ASSETS	289,740	141,594		(114,156)
CURRENT LIABILITIES
Trade and other payables				(1)
Wholesale loan facility
Cash reserve
TOTAL CURRENT LIABILITIES				(1)
NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES
TOTAL LIABILITIES				(1)
EQUITY
Preferred stock
Common stock
Common stock to be issued
Treasury stock
Additional paid-in capital		(33,836)		1
Other accumulated comprehensive gain (loss)	(35,158)	(27,618)		(8,769)
Accumulated deficit	324,898	169,212		(105,386)
TOTAL EQUITY	289,740	141,594		(114,154)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 289,740	$ 141,594		$ (114,155)